Related Parties - Additional Information (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Preferred stock issued			0	0
Series C Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock issued, shares	11,223,102
Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock issued, shares		15,445,000
Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock issued, shares		12,871,003
Atlas Venture Life Science Advisors And Third Rock Ventures [Member]
Related Party Transaction [Line Items]
Administrative expenses related party				$ 200,000	$ 1,100,000
Issuance of common stock in connection with payment of consultant fees					96,749
Amounts owed to related party			$ 0	$ 0
Atlas Venture Life Science Advisors And Third Rock Ventures [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Ownership percentage				5.00%	5.00%
License Agreement with Novartis International Pharmaceutical Ltd. [Member]
Related Party Transaction [Line Items]
Ownership percentage		5.00%
Fair value of shares as of issuance date		$ 9,300,000
License agreement, description			Novartis is no longer an owner of 5% or more of the Company's outstanding stock.
License Agreement with Novartis International Pharmaceutical Ltd. [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Preferred stock issued		2,500,000
License Agreement with Novartis International Pharmaceutical Ltd. [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Preferred stock issued		643,550
Match Bio Therapies [Member]
Related Party Transaction [Line Items]
Administrative expenses related party			$ 200,000
Expenses paid to related party			600,000
Match Bio Therapies [Member] | Accounts Payable, Accrued Expenses and Other Current Liabilities [Member]
Related Party Transaction [Line Items]
Amounts owed to related party			400,000
Match Bio Therapies [Member] | Series C Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock issued, shares	246,781
Proceeds From Issuance Of Preferred shares	$ 1,100,000
Match Bio Therapies [Member] | Research and Development Expenses [Member]
Related Party Transaction [Line Items]
Research and development expense			$ 600,000